Related Parties	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Related Parties
NOTE 5:-	RELATED PARTIES

a.	Balances:

	December 31,
	2020	2019

Assets:

Receivable - funds held by related party	33	14
Prepaid expenses	207	255

Liabilities:
Account payables	16	13
Accrued bonuses	450	-
INX Token liability	11,429	1,008
INX Token warrant liability	2,177	43
Convertible loans	52	50

b.	Transactions (*):

	Year ended December 31,
	2020	2019

Sales and marketing	549	3
General and administrative	1,280	99
Fair value adjustment of INX Token and INX Token warrant liabilities	3,852	262

*) Excluding benefit to key management personnel (See c below).

c.	Benefits to key management personnel:

	Year ended December 31,
	2020	2019

Short-term benefits	1,412	752
Share-based compensation	340	202
Token-based compensation	903	9